Consolidated Balance Sheets	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Current assets:
Cash and cash equivalents	$ 420,747,928	2,776,936,322	1,097,155,269
Short-term investments	492,933,636	3,253,362,000	3,802,050,000
Accounts receivable (net of allowance of RMB 6,801,449 and RMB5,953,066 (US$901,980) for 2009 and 2010)	1,484,910	9,800,407	1,623,703
Prepayments and other current assets	20,110,213	132,727,408	125,522,286
Due from related parties (net of allowance of nil for both 2009 and 2010)	3,787,879	25,000,000	3,592
Inventories	65,751	433,953	724,055
Deferred tax assets	16,021,996	105,745,171	75,893,065
Total current assets	955,152,313	6,304,005,261	5,102,971,970
Non-current assets:
Property and equipment, net	21,710,046	143,286,303	178,669,982
Intangible assets, net	5,144,654	33,954,716	118,328,290
Due from research and development entity partners	1,633,879	10,783,600	0
Goodwill	3,363,933	22,201,960	6,224,587
Investment in equity investees	5,322,113	35,125,945	0
Long-term investment	3,105,339	20,495,239	0
Available-for-sale securities	64,136,767	423,302,661	450,966,634
Held-to-maturity securities	0	0	500,000,000
Deferred tax assets	1,991,741	13,145,488	10,840,757
Other assets	15,430,618	101,842,080	84,659,968
Total non-current assets	121,839,090	804,137,992	1,349,690,218
Total assets	1,076,991,403	7,108,143,253	6,452,662,188
Current liabilities:
Payables and accrued expenses	21,884,246	144,436,022	121,037,990
Advances from distributors	11,440,448	75,506,955	89,564,714
Deferred revenue	67,090,152	442,795,002	321,291,085
Tax payable	3,362,418	22,191,957	5,384,702
Unrecognized tax benefit	2,236,182	14,758,798	9,955,138
Deferred tax liabilities	94,662	624,770	214,339
Total current liabilities	106,108,108	700,313,504	547,447,968
Non-current liabilities:
Deferred tax liabilities	28,257	186,496	420,947
Total liabilities	106,136,365	700,500,000	547,868,915
Shareholders' equity
Ordinary shares (par value US$0.0000002 per share; 500,000,000 shares authorized as at December 31, 2009 and December 31,2010, respectively; 263,110,626 shares issued and 226,819,007 shares outstanding at December 31, 2009; 263,110,626 shares issued and 228,019,412 shares outstanding at December 31, 2010)	63	417	417
Additional paid-in capital	922,353,771	6,087,534,887	6,036,189,677
Statutory reserves	6,650,041	43,890,273	43,890,273
Accumulated other comprehensive loss	(45,530,973)	(300,504,420)	(212,770,129)
Retained earnings	414,959,288	2,738,731,300	2,206,666,461
Treasury stock	(329,816,975)	(2,176,792,033)	(2,176,792,033)
Total shareholders' equity	968,615,215	6,392,860,424	5,897,184,666
Non controlling interest	2,239,823	14,782,829	7,608,607
Total equity	970,855,038	6,407,643,253	5,904,793,273
Total liabilities and equity	$ 1,076,991,403	7,108,143,253	6,452,662,188